Finance Income and Finance Expenses - Summary of Finance Income and Finance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income And Expenses [Abstract]
Finance income	$ 2,581	$ 303	$ 140
Finance expenses	(1,809)	(2,099)	(2,475)
Net finance expenses	$ 772	$ (1,796)	$ (2,335)